Changes in share capital, in number of shares (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Number of outstanding shares as at December 31, 2020	8,835,526,885
Increase of capital stock with issuing of shares – bonus of 10%	883,552,687,000	[1]
Acquisition of treasury shares | R$	R$ (29,545,000)
Number of outstanding shares on December 31, 2021	9,689,534,572
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares as at December 31, 2020	4,427,799,316
Increase of capital stock with issuing of shares – bonus of 10%	442,779,931,000	[1]
Acquisition of treasury shares | R$	R$ (17,493,900)
Number of outstanding shares on December 31, 2021	4,853,085,347
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares as at December 31, 2020	4,407,727,569
Increase of capital stock with issuing of shares – bonus of 10%	440,772,756,000	[1]
Acquisition of treasury shares | R$	R$ (12,051,100)
Number of outstanding shares on December 31, 2021	4,836,449,225

[1]	It benefited the shareholders registered in the records of Bradesco on April 13, 2020.